Variable Interest Entities - Additional Information (Detail) (Variable Interest Entity, Not Primary Beneficiary)	Dec. 31, 2012 AirCraft
Mainline
Variable Interest Entity [Line Items]
Aircraft under operating lease	84
Regional Carrier
Variable Interest Entity [Line Items]
Aircraft under operating lease	256